Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
IfrsStatementLineItems [Line Items]
Total		$ 583	₨ 54,659	₨ 90,714
Security deposits [member]
IfrsStatementLineItems [Line Items]
Total	[1]		₨ 54,659	₨ 90,714

[1]	Security deposit represents fair value at initial recognition of amount paid to landlord for the leased premises. Subsequently, such amounts are measured at amortised cost. As on March 31, 2026, remaining tenure for security deposits ranges from 1 month to 7 years (March 31, 2025: 6 months to 8 years).